Finance Income (Tables)	12 Months Ended
Feb. 28, 2023
Finance Income [Abstract]
Schedule of finance income
	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Interest income from bank balances	23,255	6,083	4,358